Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2021
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 17 — Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2021 and September 30, 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	March 31,	September 30,
	2021	2020
Assets
Current assets
Cash	$597,190	$2,122
Other current assets	1,446	—

Non-current assets
Investment in subsidiaries	40,622,413	30,217,865
Total assets	$41,221,049	$30,219,987

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	1,999,136	1,894,811
Other current liabilities	3,072	40,000
Total liabilities	2,002,208	1,934,811

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 27,583,770 and 20,517,703 shares issued and outstanding at March 31, 2021 and September 30, 2020, respectively	27,584	20,518
Additional paid-in capital	27,842,612	20,335,228
Retained earnings	11,348,645	7,929,430
Total shareholders’ equity	39,218,841	28,285,176

Total liabilities and shareholders’ equity	$41,221,049	$30,219,987

Farmmi, Inc.

Parent Company Statements of Operations

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Operating expenses:
General and administrative expenses	$(1,267,506)	$(236,794)

Other expenses
Interest expenses	—	(132,511)
Amortization of debt issuance costs	—	(1,093,440)
Other expenses	(408)	(509)

Loss from operations	(1,267,914)	(1,463,254)
Equity in income of subsidiaries and VIE	2,630,530	1,406,202
Net income (loss) attributable to Farmmi, Inc.	$1,362,616	$(57,052)

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Net cash (used in) provided by operating activities	$(500,878)	$894,914
Net cash provided by (used in) financing activities	1,087,746	(922,071)
Net decrease in cash and restricted cash	586,867	(27,157)
Cash and restricted cash, beginning of year	2,122	635,683
Cash and restricted cash, end of year	$588,989	$608,526